Financial risk management and financial instruments - Summary of Other Long Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
At January 1	€ 61	€ 43	€ 64
Initial recognition of long term investment	1	3	3
Changes in fair value recorded in other comprehensive income	19	16	(25)
Changes in fair value recognized in consolidated statement of operations	1	0	(1)
Return of capital	(2)	0	0
Effect of changes in foreign exchange rates	5	(1)	2
At December 31	€ 85	€ 61	€ 43